Segment Disclosure - Additional Information (Detail)	12 Months Ended
	Mar. 31, 2015 Segments Customer	Mar. 31, 2014 Customer Segments	Mar. 31, 2013 Segments Customer
Segment Reporting [Abstract]
Number of reportable segments	3	1	1
Percentage required for qualification as major customer	16.00%	10.00%	10.00%
Number of major customers	1	0	0